Earnings Per Share	12 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share
Note 20 — Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2021	2020	2019
Numerator:
Net income	$688,374	$497,840	$479,446
Net income and dividends attributable to participating restricted shares	(7,052)	(3,663)	(3,295)

Numerator for basic earnings per common share	$681,322	$494,177	$476,151

Undistributed income allocated to participating restricted shares	5,199	2,417	2,252
Undistributed income reallocated to participating restricted shares	(5,167)	(2,406)	(2,240)

Numerator for diluted earnings per common share	$681,354	$494,188	$476,163

Denominator:
Weighted average number of shares outstanding — basic	128,495	133,590	137,418
Weighted average number of participating restricted shares	(1,316)	(983)	(944)

Weighted average number of common shares — basic	127,179	132,607	136,474

Effect of dilutive stock options granted	789	642	691

Weighted average number of common shares — diluted	127,968	133,249	137,165

Basic earnings per common share	$5.36	$3.73	$3.49

Diluted earnings per common share	$5.32	$3.71	$3.47

For the fiscal years ended September 30, 2021, 2020 and 2019, 858, 2,634 and 3,547 shares, respectively, on a weighted average basis, were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.